OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule Of Other Payables And Accrued Expenses [Text Block]
	December 31,
	2014	2015

Payroll and other employee related accruals	$3,995	$3,474
Vacation accrual	2,669	2,931
Royalties provision	929	966
Government authorities	468	288
Accrued expenses	7,146	9,864
Others	551	428

	$15,758	$17,951